Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Schedule of Income Tax Expenses (Benefit)	Income tax expenses comprised of:
	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Current	21	—	96	14
Deferred	—	—	—	—
	21	—	96	14

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2023, 2024 and 2025 applicable to the PRC operations to income tax expense were as follows:

	For the years ended December 31,
	2023	2024	2025
Statutory income tax rate	25.00%	25.00%	25.00%
Income tax exemptions and reliefs	(10.75)%	(14.73)%	(5.92)%
Income tax difference under different tax jurisdictions	(0.70)%	(1.40)%	(12.01)%
Non-deductible expense	0.03%	0.32%	(0.08)%
Development & research expense	(7.92)%	(22.20)%	4.16%
Effect of change in valuation allowance	(5.63)%	13.01%	(11.25)%
Income tax expense	0.03%	0.00%	(0.10)%

Schedule of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities are as follows:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Deferred tax assets
Net operating loss carry-forwards	38,955	53,290	7,620
Valuation allowance	(38,955)	(53,290)	(7,620)
Total deferred tax assets	—	—	—